SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
Schedule of Valuation and Qualifying Accounts Disclosure
SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
THE HERTZ CORPORATION AND SUBSIDIARIES
(In Thousands of Dollars)

	Balance at	Additions
	Beginning of Period	Charged to Expense	Translation Adjustments	Deductions		Balance at End of Period
Allowance for doubtful accounts:
Year ended December 31, 2012	$20,282	$34,144	$28	$(29,341)	(a)	$25,113
Year ended December 31, 2011	19,708	28,164	68	(27,658)	(a)	20,282
Year ended December 31, 2010	21,268	19,667	(695)	(20,532)	(a)	19,708

Tax valuation allowances:
Year ended December 31, 2012	$186,710	$35,805	$3,930	$—		$226,445
Year ended December 31, 2011	185,807	(2,528)	3,431	—		186,710
Year ended December 31, 2010	167,812	27,473	(9,478)	—		185,807
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(a)	Amounts written off, net of recoveries.